Leases Cash flows Annual Basis For Operating Lease Liabilities (Detail) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
2024		$ 163,003
2025		180,732
2026		179,046
2027		175,916
2028		169,824
Thereafter		180,540
Total Lease Payments	[1]	1,049,061
Less: Imputed Interest		(59,238)
Present Value of Operating Lease Liabilities		$ 989,823	$ 1,021,454

[1]	Excludes signed leases that have not yet commenced.